Lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lease liabilities.
Beginning balance	€ 154,072
Additions due to new leases and store renewals	3,085
Interest expense	4,214	€ 3,647
Repayment of lease liabilities (including interest expense)	(19,794)
Contract modifications	3,270
Disposals	(1,544)
Net foreign exchange differences	(10,340)
Ending balance	132,963
Non-current	100,294		€ 117,966
Current	€ 32,669		€ 36,106